Basis of Presentation of the Consolidated Financial Statements - Additional Information (Detail)		12 Months Ended
	Feb. 07, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Compliance And Basis Of Presentation [Line Items]
Maximum proportion of ownership(in percentage)required to classify entity as associate		20.00%
Top of Range
Statement Of Compliance And Basis Of Presentation [Line Items]
Fair value of assets acquired and liabilities assumed, measurement period		1 year
Centrales Hidroelectricas de Aysen S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Proportion Of Ownership Interest In Joint Venture			51.00%
Enel Americas S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Percentage of financial debt of Enersis allocated to Enel Americas and not included in combined financial statements		100.00%
Electrogas S.A. [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Ownership Interest Direct Indirect	42.50%			42.50%